Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Reconciliation of beginning and ending deferred policy acquisition costs
The following table represents a reconciliation of beginning and ending deferred policy acquisition costs for the twelve months ended December 31, 2021 and 2020:

	Twelve Months Ended December 31, 2021	Twelve Months Ended December 31, 2020
	($ in millions)
Balance at the beginning of the period	$306.6	$291.1
Acquisition costs deferred	398.3	481.2
Amortization of deferred policy acquisition costs	(414.1)	(465.7)
Balance at the end of the period	$290.8	$306.6